Combined and Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 248,903	$ 36,442	¥ 191,809	¥ 2,916
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	112,264	16,436	(36,494)
Other comprehensive (loss) income	112,264	16,436	(36,494)
Comprehensive income	361,167	52,878	155,315	2,916
Less: comprehensive income attributable to non-controlling interests	1,934	283	19,759	39,290
Comprehensive (loss) income attributable to ordinary shareholders	¥ 359,233	$ 52,595	¥ 135,556	¥ (36,374)